NOTE 10 - STOCKHOLDERS' EQUITY (Details) - Schedule of Share-based Compensation, Stock Options, Activity - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Share-based Compensation, Stock Options, Activity [Abstract]
Number of Shares Outstanding		75,000		90,000
Weighted Average Exercise Price Outstanding (in Dollars per share)		$ 0.41		$ 0.34
Weighted Average Remaining Contractual Life Outstanding		2 years	2 years 259 days	3 years 36 days
Aggregat Intrinsic Value Outstanding (in Dollars)		$ 16,050	$ 82,000	$ 10,350
Number of Shares Exercisable	[1]	65,000
Weighted Average Exercise Price Exercisable (in Dollars per share)	[1]	$ 0.35
Weighted Average Remaining Contractual Life Exercisable	[1]	2 years
Aggregat Intrinsic Value Exercisable (in Dollars)	[1]	$ 16,050
Number of Shares Granted		0	0
Number of Shares Exercised		0	(15,000)
Weighted Average Exercise Price Exercised (in Dollars per share)			$ 0.01
Number of Shares Forfeited or cancelled		(10,000)	0
(in Dollars per share)		$ 0.80
Number of Shares Outstanding		65,000	75,000
Weighted Average Exercise Price Outstanding (in Dollars per share)		$ 0.35	$ 0.41

[1]	Of the 65,000 options still active as of December 31, 2017: (i) 15,000 expire at 12-31-2018; (ii) 30,000 expire at 11-6-2019; and, (iii) 20,000 expire at 12-23-2020.